Significant Accounting Policies (Details) - Schedule of weighted average annual rates for other intangible assets	12 Months Ended
Dec. 31, 2020
Technology [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of weighted average annual rates for other intangible assets [Line Items]
Weighted average annual rate other intangible assets	13.00%
Technology [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of weighted average annual rates for other intangible assets [Line Items]
Weighted average annual rate other intangible assets	50.00%
Customer relationships [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of weighted average annual rates for other intangible assets [Line Items]
Weighted average annual rate other intangible assets	7.00%
Customer relationships [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of weighted average annual rates for other intangible assets [Line Items]
Weighted average annual rate other intangible assets	15.00%
Patent [Member]
Significant Accounting Policies (Details) - Schedule of weighted average annual rates for other intangible assets [Line Items]
Weighted average annual rate other intangible assets	10.00%